Stock-based Compensation Expense (Tables)	6 Months Ended	12 Months Ended
	Dec. 27, 2024	Jun. 28, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount
The table below summarizes the total costs charged to the Company related to the Company’s employees’ participation in WDC’s equity incentive plan during the periods presented:

	Six Months Ended
	December 27, 2024	December 29, 2023
	(in millions)
Cost of revenue	$9	$10
Research and development	40	35
Selling general, and administrative	40	32

Total	$89	$77

The Flash Business of Western Digital Corporation [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount
The table below summarizes total costs charged to the Business related to the Business’s employees’ participation in our Parent’s incentive plan during the years ended June 28, 2024, June 30, 2023, and July 1, 2022:

	2024	2023	2022
	(in millions)
Cost of revenue	$20	$19	$18
Research and development	71	88	94
Selling, general and administrative	58	58	59

Total	$149	$165	$171